SCHEDULE OF SHORT-TERM DEBT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	$ 567,486	$ 865,988	$ 747,728
Short Term Debt	567,486	865,988	713,828
Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		100,000	100,000
Siemens [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	82,486
Hua Nan Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		71,238	267,478
Various Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	210,000	346,250	346,350
Various Shareholders One [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	275,000	313,500
Shareholder One [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		$ 35,000